Taxes (Details) - Schedule of Components of the Income Tax Provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of the Income Tax Provision [Abstract]
Provisions for current income tax	$ 3,250	$ 2,924	$ 3,052
Total	$ 3,250	$ 2,924	$ 3,052